Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property and Equipment, Net
Property and Equipment, Net
The following is a summary of property and equipment, at cost, less accumulated depreciation:

	December 31,
	2012	2011
	(in thousands)
Drilling rigs and marine equipment	$2,077,330	$2,133,045
Drilling machinery and equipment	62,774	75,101
Leasehold improvements	10,263	10,263
Automobiles and trucks	2,467	2,225
Computer equipment	16,054	14,058
Furniture and fixtures	1,303	1,086
Total property and equipment, at cost	2,170,191	2,235,778
Less accumulated depreciation	(707,436)	(643,987)
Total property and equipment, net	$1,462,755	$1,591,791

Depreciation expense was $153.4 million, $157.4 million and $175.6 million for the years ended December 31, 2012, 2011 and 2010, respectively, of which $15.9 million, $16.7 million, and $20.4 million related to discontinued operations and is included in Loss from Discontinued Operations, Net of Taxes on the Consolidated Statements of Operations for the same years, respectively.